CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful receivables	$ 20,670	$ 12,426
Allowance for amount due from related parties	5	476
Allowance for financing receivables, current	18,556	20,317
Allowance for prepayments and other current assets	13,141	14,444
Non-current liabilities	$ 497,237	$ 979,819
Treasury shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Number of treasury shares held	251,663,436	171,504,159
Class A common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,317,840,464
Common shares, shares outstanding	1,066,177,028	1,146,336,305
Class B common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555
Variable interest entity
Current liabilities	$ 67,698	$ 131,887
Non-current liabilities	$ 20,164	$ 22,422